Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
The following tables set forth information concerning the compensation of our NEOs for the fiscal years ending December 31, 2020, 2021, and 2022.
					Value of Initial $100 Fixed Investment Based On:
Year (a)	Summary Comp for Principal Executive Officer (PEO) (b)1	Comp Actually Paid to PEO (c)2	Average Summary Comp for Other Named Executive Officers (NEOs) (d)3	Average Comp Actually Paid to Other NEOs (e)4	Total Shareholder Return (TSR) (f)5	TSR of Peer Group (g)6	Net Income (in thousands) (h)7	Company Selected Measure– Adjusted Return on Assets (i)8
2022	$1,809,632	$1,889,352	$745,898	$750,137	$142.65	$108.65	$43,557	1.17%
2021	1,661,531	1,970,250	618,349	720,925	124.33	108.25	39,299	1.10%
2020	1,577,467	1,495,406	704,049	674,936	93.93	82.00	33,244	0.93%

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Simard (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Simard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Simard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Simard’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$1,809,632	$(541,994)	$621,714	$1,889,352
2021	1,661,531	(438,555)	747,274	1,970,250
2020	1,577,467	(425,764)	343,703	1,495,406
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$609,529	$92,097	$(79,837)	$(9,968)	$9,893	$621,714
2021	563,634	140,525	—	43,115	—	747,274
2020	501,690	(84,420)	—	(73,567)	—	343,703

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simard, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Simard), including for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Josephine Iannelli, Marion Colombo, John M. Mercier, and Jason Edgar; and (ii) for 2021 and 2020, Josephine Iannelli, Richard B. Maltz, Marion Colombo, and John M. Mercier.

4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Simard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Simard) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$745,898	$(155,940)	$160,179	$750,137
2021	618,349	(99,138)	201,714	720,925
2020	704,049	(138,261)	109,148	674,936
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$175,371	$11,604	$(28,446)	$(1,196)	$2,846	$160,179
2021	169,883	19,643	—	12,188	—	201,714
2020	155,730	(12,361)	—	(34,221)	—	109,148

5.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Compensation Peer Group. Our Compensation Peer Group for the 2022 reporting year is disclosed under the heading “Market Benchmarking and Performance Comparisons” and found on page 38 of this proxy statement. Our Compensation Peer Group for the 2021 and 2020 reporting years are disclosed under the heading “Market Benchmarking and Performance Comparisons” on Form DEF14A dated April 1, 2022 and on Form DEF14A dated April 1, 2021, respectively.

7. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8.
This is a non-GAAP measure that excludes gains or losses on sale of securities, gains or losses on sale of premises and equipment, gains or losses on other real estate owned, losses on extinguishments of debt, acquisition, conversion and other non-recurring expenses, net of tax.

Company Selected Measure Name	Adjusted Return on Assets
Named Executive Officers, Footnote [Text Block]	3.
	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simard, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Simard), including for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Josephine Iannelli, Marion Colombo, John M. Mercier, and Jason Edgar; and (ii) for 2021 and 2020, Josephine Iannelli, Richard B. Maltz, Marion Colombo, and John M. Mercier.
Peer Group Issuers, Footnote [Text Block]	6.
	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Compensation Peer Group. Our Compensation Peer Group for the 2022 reporting year is disclosed under the heading “Market Benchmarking and Performance Comparisons” and found on page 38 of this proxy statement. Our Compensation Peer Group for the 2021 and 2020 reporting years are disclosed under the heading “Market Benchmarking and Performance Comparisons” on Form DEF14A dated April 1, 2022 and on Form DEF14A dated April 1, 2021, respectively.
PEO Total Compensation Amount	$ 1,809,632	$ 1,661,531	$ 1,577,467
PEO Actually Paid Compensation Amount	$ 1,889,352	1,970,250	1,495,406
Adjustment To PEO Compensation, Footnote [Text Block]	2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Simard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Simard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Simard’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$1,809,632	$(541,994)	$621,714	$1,889,352
2021	1,661,531	(438,555)	747,274	1,970,250
2020	1,577,467	(425,764)	343,703	1,495,406
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$609,529	$92,097	$(79,837)	$(9,968)	$9,893	$621,714
2021	563,634	140,525	—	43,115	—	747,274
2020	501,690	(84,420)	—	(73,567)	—	343,703

Non-PEO NEO Average Total Compensation Amount	$ 745,898	618,349	704,049
Non-PEO NEO Average Compensation Actually Paid Amount	$ 750,137	720,925	674,936
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Simard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Simard) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$745,898	$(155,940)	$160,179	$750,137
2021	618,349	(99,138)	201,714	720,925
2020	704,049	(138,261)	109,148	674,936
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$175,371	$11,604	$(28,446)	$(1,196)	$2,846	$160,179
2021	169,883	19,643	—	12,188	—	201,714
2020	155,730	(12,361)	—	(34,221)	—	109,148

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PEO and Non-PEO Compensation Actually Paid and TSR and Peer TSR
Compensation Actually Paid vs. Net Income [Text Block]	PEO and Non-PEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PEO and Non-PEO Compensation Actually Paid and Adjusted Return on Assets
Tabular List [Table Text Block]
Key Performance Measurements
The Company considers the following the most important financial performance measures it used to link executive compensation actually paid to its NEOs, for the most recently completed fiscal year, to company performance:
•
Net income

•
Adjusted net income (non-GAAP)8

•
Adjusted return on assets (non-GAAP)8

•
Adjusted return on equity (non-GAAP)8

•
Non-performing loans to total loans ratio

•
Efficiency ratio8

Total Shareholder Return Amount	$ 142.65	124.33	93.93
Peer Group Total Shareholder Return Amount	108.65	108.25	82
Net Income (Loss)	$ 43,557,000	$ 39,299,000	$ 33,244,000
Company Selected Measure Amount	1.17	1.1	0.93
PEO Name	Mr. Simard	Mr. Simard	Mr. Simard
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Non-GAAP Measure Description [Text Block]	8.
	This is a non-GAAP measure that excludes gains or losses on sale of securities, gains or losses on sale of premises and equipment, gains or losses on other real estate owned, losses on extinguishments of debt, acquisition, conversion and other non-recurring expenses, net of tax.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted net income (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted return on assets (non-GAAP)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted return on equity (non-GAAP)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing loans to total loans ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency ratio
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (541,994)	$ (438,555)	$ (425,764)
PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	621,714	747,274	343,703
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	609,529	563,634	501,690
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,097	140,525	(84,420)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,837)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,968)	43,115	(73,567)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,893
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(155,940)	(99,138)	(138,261)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	160,179	201,714	109,148
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	175,371	169,883	155,730
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,604	19,643	(12,361)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,446)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,196)	$ 12,188	$ (34,221)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,846